CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 8,329	$ 15,301
Short-term bank deposits	3,362	10
Trade receivables	1,110	1,091
Other receivables and prepaid expenses	680	2,064
Deferred expenses related to issuance of warrants	991	1,304
Assets held for sale	12,218	0
Inventories	1,955	1,819
Total current assets	28,645	21,589
LONG-TERM ASSETS:
Long-term deposits and other receivables	165	12
Investment in an associate	15	82
Deferred expenses related to issuance of warrants	1,392	1,735
Right-of-use-assets	2,350	2,447
Property, plant and equipment, net	1,359	1,804
Intangible assets, net	0	12,195
Total long term assets	5,281	18,275
TOTAL ASSETS	33,926	39,864
CURRENT LIABILITIES:
Trade payables	557	1,228
Employees and payroll accruals	1,773	1,869
Lease liabilities	680	589
Liabilities in respect of government grants	470	323
Deferred revenues and other advances	0	360
Warrants and pre-funded warrants liability	1,168	2,876
Convertible SAFE	10,026	10,371
Other payables	520	1,079
Total current liabilities	15,194	18,695
LONG-TERM LIABILITIES:
Lease liabilities	1,979	1,914
Liabilities in respect of government grants	4,279	4,327
Deferred revenues and other advances	99	90
Total non-current liabilities	6,357	6,331
TOTAL LIABILITIES	21,551	25,026
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.2 par value: Authorized - 15,000,000 ordinary shares as of June 30, 2025; Issued and outstanding - 8,714,230 shares as of June 30, 2025 and 6,514,589 shares as of December 31, 2024	488	363
Share premium and other capital reserves	277,083	272,257
Accumulated deficit	(281,121)	(274,071)
Deficit attributable to equity holders of the Company	(3,550)	(1,451)
Non-controlling interests	15,925	16,289
TOTAL EQUITY	12,375	14,838
TOTAL LIABILITIES AND EQUITY	$ 33,926	$ 39,864